Cover	6 Months Ended
Apr. 30, 2025
Document Information [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Document Period End Date	Apr. 30, 2025
Entity Information [Line Items]
Entity Registrant Name	KKR Income Opportunities Fund
Entity Central Index Key	0001515940
Entity Inv Company Type	N-2